INCOME TAXES - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Uncertain tax positions, beginning of the year	$ 22,135	$ 7,770
Decrease in tax positions for prior years	(13,001)
Increase in tax positions for prior years		865
Increases related to current year tax positions	21,622	13,082
Revaluation	414	418
Uncertain tax positions, end of year	$ 31,170	$ 22,135